Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Liabilities [Abstract]
Schedule of derivative liabilities
	December 31,	December 8,
	2015	2015
Embedded Conversion Feature Liability:
Risk-free interest rate	.62%	.76%
Expected volatility	100.00%	90.00%
Expected life (in years)	.92	1.00
Expected dividend yield	-	-
Face Value of convertible notes	3,294,850	3,644,850
Fair value	$420,360	$912,330

	February 21, 2014	February 18, 2014	January 13, 2014
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	1.52%	.10%	1.60%
Expected volatility	105.36%	105.36%	123.54%
Expected life (in years)	4.88	.75	5.00
Expected dividend yield	-	-	-
Number of shares	1,391,539	55,497	941,539
Fair value	$4,589,734	$98,722	$3,450,976

Schedule of fair value measured on recurring basis
		Fair Value Measurements at December 31, 2015
	Total Carrying Value at December 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$420,360	$-	$-	$420,360

Summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:
	For the year ended December 31, 2015	For the year ended December 31, 2014

Beginning liability balance	$-	$1,650,243
Recognition of derivative value in equity	-	3,450,976
Recognition of conversion feature liability	912,330	-
Net unrealized gain on derivative liabilities in equity	-	(392,545)
Net realized gain on conversion feature liabilities	(47,242)	-
Net unrealized gain on conversion feature liabilities	(444,728)	(20,218)
Adjustment to additional paid-in capital upon conversion and modification	-	(4,688,456)
Ending balance	$420,360	$-